Income tax (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands USD ($)	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2010 Cayman Islands CNY	Dec. 31, 2012 British Virgin Islands USD ($)	Dec. 31, 2012 British Virgin Islands CNY	Dec. 31, 2011 British Virgin Islands CNY	Dec. 31, 2010 British Virgin Islands CNY	Dec. 31, 2012 United States USD ($)	Dec. 31, 2012 United States CNY	Dec. 31, 2011 United States CNY	Dec. 31, 2012 People's Republic of China USD ($)	Dec. 31, 2012 People's Republic of China CNY	Dec. 31, 2011 People's Republic of China CNY	Dec. 31, 2010 People's Republic of China CNY
Income tax
Earnings (losses) before income taxes	$ (3,208)	(19,984)	116,458	195,293	$ (4,014)	(25,009)	(33,323)	(34,040)	$ 763	4,756	(13,516)	(18,287)	$ 36	224	(4,947)	$ 7	45	168,244	247,620
Income tax expense (benefit)
Current		35,906	30,837	38,362													35,906	30,837	38,362
Deferred	(6,659)	(41,487)	(66,208)	(27,722)									(303)	(1,889)		(6,356)	(39,598)	(66,208)	(27,722)
Total income tax expense (benefit)	(896)	(5,581)	(35,371)	10,640									(303)	(1,889)		(593)	(3,692)	(35,371)	10,640
Movement of unrecognized tax benefits
Balance at the beginning of the period		19,928	19,928	19,928
Balance at the end of the period	3,199	19,928	19,928	19,928
Unrecognized tax benefits, if recognized, would affect the Group's effective income tax rate		19,928	19,928	19,928
Interest accrued related to unrecognized tax benefits	166	1,032	1,032	1,032
Recognized cumulative accrued interest amount related to unrecognized tax benefits	759	4,729	3,697	2,665
Possible amount of unrecognized tax benefits recognized in the next twelve months	920	5,733
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	$ 16	100
Period of statute of limitations for transfer pricing issues	10 years	10 years